RESTATEMENT OF FINANCIAL STATEMENTS	3 Months Ended
Mar. 31, 2024
Accounting Changes and Error Corrections [Abstract]
RESTATEMENT OF FINANCIAL STATEMENTS

2.	RESTATEMENT OF FINANCIAL STATEMENTS

During the preparation of the year ended December 31, 2023 financial statements, the Company identified and corrected its classification and accounting treatment for its series R convertible preferred stock and the related dividend accrual. Pursuant to ASC 250, “Accounting changes and error corrections” issued by FASB and SAB 99 “Materiality” issued by Securities and Exchange Commission, the Company determined the impact of the error was immaterial. The impact of the error correction is reflected in a $274,982 increase to the mezzanine equity and offsetting decrease to the series R convertible preferred stock and subject to possible redemption mezzanine equity line item on the consolidated balance sheet as of March 31, 2023. In addition, the impact of the unpaid dividend accrual is reflected in $8,136 increase to mezzanine equity and offsetting decrease to the accumulated deficits as of March 31, 2023. The impact of the error correction is also reflected $1 decrease of earnings (loss) per share on the consolidated statement of operations for the three months ended March 31, 2023.

During the preparation of the three months ended March 31, 2024 financial statements, the Company identified and corrected its classification for its all outstanding common stock amount per par value of $0.001 with additional paid-in-capital related with a 1-for-75,000 reverse split executed on January 9, 2024. The impact of this adjustment decreased $1,804,774 to common stock and offsetting increase to additional paid-in-capital as of December 31, 2023.

On November 10, 2023, the Company sold Platinum Tax, which was a full-service tax resolution firm located in Los Angeles, California. The Company presented in prior periods operating loss as loss from discontinued operations in the amount of $45,490 on the consolidated statement of operations for the three months ended March 31, 2023.

The following table summarizes the impact of the corrections on the Company’s condensed consolidated statement of operations for the three months ended March 31, 2023:

i. Balance sheet

	Impact of correction of error
March 31, 2023 (Unaudited)	As previously reported	Adjustments	As restated

Total assets	$14,284,585	$(8,673)	$14,275,912

Total liabilities	10,745,097	(8,673)	10,736,424

Mezzanine equity	5,171,861	283,118	5,454,979

Total stockholders' equity	$(1,632,373)	$(283,118)	$(1,915,491)

ii. Statement of operations

	Impact of correction of error
Three months ended March 31, 2023 (Unaudited)	As previously reported	Adjustments	As restated

Revenue	$2,860,798	$(154,399)	$2,706,399
Cost of sales	983,124	(26,829)	956,295
Gross profit	1,877,674	(127,570)	1,750,104
Operating expense	1,164,113	(171,557)	992,556
Income from operations	$713,561	$43,987	$757,548
Other income (expense), net	(729,552)	1,503	(728,049)
Net loss before discontinued operations	(15,991)	45,490	29,499
Loss from discontinued operations	–	(45,490)	(45,490)
Net loss for the period	$(15,991)	$–	$(15,991)
Preferred stock dividends	$(336,811)	$(8,136)	$(344,947)
Net loss attributable to common shareholders	$(352,802)	$(8,136)	$(360,938)
Basic and diluted earnings (loss) per share for continuing operations	$(30)	$(1)	$(31)